Prepayments and Other Current Assets (Details) $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Prepayments and Other Current Assets
Guarantee payment made to Blizzard - royalty fees		¥ 154,009,000	¥ 441,115,000
Prepayment for royalties, revenue sharing cost		2,399,434,000	1,304,827,000
Interest receivable		274,020,000	257,636,000
Prepayments of content and marketing cost and other operational expenses		209,147,000	158,314,000
Prepayment for sales tax		148,505,000	125,806,000
Bridge loans in connection with ongoing investments		46,279,000	35,510,000
Deposits		156,020,000	34,894,000
Employee advances		50,244,000	38,363,000
Advance to suppliers		173,057,000	179,390,000
Others		87,237,000	119,655,000
Prepayments and other current assets	$ 532,616	3,697,952,000	2,695,510,000
Staff housing loans outstanding repayable within 12 months		45,500,000	34,100,000
Advances were made directly or indirectly to the executive officers for their personal benefit		¥ 0	¥ 0